Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,686,590	$ 1,515,370
Transfer from advances for vessels under construction and acquisition and other vessel costs	62,588	26,676
Acquisitions, improvements and other vessel costs	58,476	144,544
Vessels, Ending Balance	1,807,654	1,686,590
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(366,215)	(304,232)
Depreciation	(68,306)	(61,983)
Accumulated depreciation, Ending Balance	(434,521)	(366,215)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,320,375	1,211,138
Vessels net book value, Ending Balance	$ 1,373,133	$ 1,320,375